BOARD OF DIRECTORS - Directors Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Mr Sijmen de Vries, CEO and Executive Director
Director Renumeration [Line Items]
Fixed remuneration	$ 636	$ 681	$ 614
Short-term variable: annual bonus	394	357	431
Share-based payments	1,221	1,594	1,739
Post-employment benefits	112	120	107
Other	34	38	37
Total	2,396	2,790	2,927
Mr Sijmen de Vries, CEO and Executive Director | 2021 as previously reported
Director Renumeration [Line Items]
Share-based payments		1,300
Mr Bruno Giannetti
Director Renumeration [Line Items]
Fixed remuneration	0	0	402
Short-term variable: annual bonus	0	0	201
Share-based payments	0	0	708
Post-employment benefits	0	0	85
Other	0	0	27
Total	0	0	1,424
Mr Robin Wright
Director Renumeration [Line Items]
Fixed remuneration	0	0	155
Short-term variable: annual bonus	0	0	14
Share-based payments	0	0	107
Post-employment benefits	0	0	15
Other	0	0	350
Total	$ 0	$ 0	$ 641